Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer International Diversified Fund))	0 Months Ended
	Aug. 26, 2011
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses	1.34%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.34%
Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses	2.33%
Fee Waiver and Expense Reimbursement	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.24%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses	2.10%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.10%
Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses	1.71%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.70%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver and Expense Reimbursement	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.07%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class per fiscal year. This voluntary expense limitation may be amended or withdrawn after one year from the date of this prospectus.